RULE 497 FILING

On behalf of Goldman Sachs Core Plus Fixed Income Fund (the “Fund”), a series of Goldman Sachs Trust, and pursuant to

Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) and Rule 497(k) on August 15, 2014 (Accession Nos. 0001193125-14-311506 and 0001193125-14-311509, respectively), which is incorporated by reference into this Rule 497 Filing.